PROSPECTUS SUPPLEMENT -- March 8, 2005*

AXP(R) Diversified Equity Income Fund (11/29/04)                S-6475-99 X
AXP(R) Dividend Opportunity Fund (8/27/04)                      S-6341-99 Y
AXP(R) Equity Value Fund (5/28/04)                              S-6382-99 P
AXP(R) Mid Cap Value Fund (11/29/04)                            S-6241-99 E
AXP(R) Real Estate Fund (8/27/04)                               S-6281-99 C

The biographical information for Steve Schroll and Laton Spahr under the "Investment Manager" section has been revised as follows:

Steve Schroll, Portfolio Manager

o    Managed the Portfolio since 2004.

o    Joined AEFC in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o    Began investment career in 1981.

o    MBA, University of Minnesota.

Laton Spahr, Portfolio Manager

o    Managed the Portfolio since 2004.

o    Joined AEFC in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o    Began investment career in 1999.

o    MS, University of Wisconsin, Applied Security Analysis Program.

The rest of the section remains the same.

S-6241-2 A (3/05)

Valid until next update

*Destroy Nov. 29, 2005